UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21589

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse Commodity Return Strategy Fund Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2008 to April 30, 2009

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2009
(unaudited)

■  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2009; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2009 (unaudited)

June 1, 2009

Dear Shareholder:

Performance Summary
11/1/08 – 04/30/09

Fund and Benchmark	Performance
Common[1]	(15.23)%
ClassA[1,2]	(15.44)%
ClassC[1,2]	(15.69)%
Dow Jones-AIG Commodity Index Total Return[3,5]	(16.13)%
Standard & Poor's 500 Index[4,5]	(8.53)%

Performance for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 3.00% and 1.00%, respectively.2

Market Review: The rate of decline slows

For the six-month period ending April 30, 2009, commodities were down — continuing the losses that started in July 2008. The Dow Jones AIG Total Return Index fell 16.13% for the period, alongside losses suffered by equity indexes. For example, the S&P 500 Index Total Return fell 8.53%, while the Dow Jones Industrial Average declined 10.78%. Conversely, the Barclays Capital U.S. Aggregate Bond Index Total Return rose 7.74%. Commodities continued to decline in the first four months of the period, though the rate of decline slowed significantly.

Historically, commodity index returns have tended to exhibit long-term positive returns with low correlations to other asset classes, creating potential risk/return benefits within a diversified portfolio. In conjunction with increased global efforts to improve the economy, we saw the pace of decline slow during the six-month period ended April 30, 2009. March marked the first month of positive gains and ended an eight-month streak of negative returns. The gains in March and April reaffirmed the return of market optimism, fueled by emerging views that inflation may be on the horizon, and validated global efforts to alleviate the downturn in the markets.

Strategy and Outlook: Diversification and Potential Upside

The DJ-AIG Index is a broadly diversified futures index composed of futures contracts on 19 physical commodities. The index is weighted among commodity sectors using dollar-adjusted liquidity and production data. Currently, four energy products, six metals and nine agricultural products are represented in the

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

index. The DJ-AIG Index is rebalanced as of the beginning of each calendar year so that as of that time no single commodity constitutes less than 2% or more than 15% of the index, and each sector represented in the index is limited to 33%. However, following this rebalancing and for the remainder of the calendar year these percentages may change so that a single commodity may constitute a lesser or greater percentage of the index and different sectors may represent different proportions of the index.

The Fund seeks total return and is designed to achieve positive return relative to the performance of the DJ-AIG Index. To do so, the Fund invests in commodity-linked derivative instruments and fixed-income securities. The Fund gains exposure to commodities markets by investing in structured notes whose principal and/or coupon payments are linked to the DJ-AIG Index and swap agreements on the DJ-AIG Index.

For the six-month period ended April 30, 2009, the Credit Suisse Commodity Return Strategy Fund (Class A) outperformed the Dow Jones-AIG Index by approximately 69 bps. The Fund's performance stabilized during the period as the commodities market appeared to even out.

Precious metals was the top performing commodity group, gaining 24.28% due to strong returns in the early half of the period. The risk-averse attitude of investors caused a flight to safe haven assets such as silver and gold. In fact, silver and gold were the top two performing commodities for the entire six-month period, returning 25.73% and 23.39%, respectively. Additionally, agriculture was up slightly, gaining 1.72% for the period as a result of the positive performance of soybean, sugar, and cotton (12.52%, 12.18%, and 11.45%, respectively). Sugar, an ethanol component, produced positive returns due to an increase in demand for alternative energy sources, and the increased exports of soybeans to Asian countries drove their prices higher during the period.

Energy and livestock were the worst performing commodity groups for the period. Energy fell 45.66% due to the poor returns of natural gas (-55.83%), crude oil (-50.18%), heating oil (-41.47%), and gasoline (-20.87%). Unexpected surpluses and lower than expected industrial demand led to losses for natural gas, while crude oil's decline was caused by overall concerns about reduced demand due to the potentially slowing growth of global demand. Livestock fell 16.47%, with declines from both lean hogs and live cattle. The most recent price decline of lean hogs can be explained by investor fear of the swine flu. Live cattle prices fell on lower demand for steak, a luxury food, amid a recessionary environment.

In the fixed income portion of the portfolio, holdings maintained a bias toward high quality, short-term assets, especially bonds issued by U.S.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Government-Sponsored Enterprises (GSE's) and U.S. Treasury issued debt. In the current credit environment, we remain confident in our high quality fixed income positions, which have performed well during the past six months.

We have seen extreme movements in many markets over the past six months, with falls in commodities and equities and subsequent rebounds in both since the March lows. Clearly there is market uncertainty in the value of essential economic indicators. Additionally, we think that current low inflation expectations may be understated, especially if the demand for raw materials follows increased investor confidence. And, as official inflation projections continue to remain low, the potential for unexpected inflation should be all the more worrisome to investors seeking real return. Within this type of scenario, commodities have the potential for large gains. In addition, as markets have now begun to digest the global stimulus and financial institutions are moving back toward some degree of normalcy, an increased flow of credit will allow for the ongoing "reflation" of economies — and commodities will benefit directly. We continue to believe that current commodities prices may represent a strong value for investors.

The Credit Suisse Commodities Management Team

Andrew Karsh
Christopher Burton

This Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. Exposure to commodity markets should only form a small part of a diversified portfolio. Investment in commodity markets may not be suitable for all investors. The Fund's investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked structured notes, swaps and futures entails substantial risks, including risk of loss of a significant portion of their principal value, lack of a secondary market, increased volatility, correlation risk, liquidity risk, interest-rate risk, market risk, credit risk, valuation risk and tax risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Average Annual Returns as of March 31, 20091

	1 Year	Since Inception	Inception Date
Common Class	(43.99)%	(3.49)%	12/30/04
Class A Without Sales Charge	(44.15)%	(3.75)%	12/30/04
Class A With Maximum Sales Charge	(45.82)%	(4.43)%	12/30/04
Class C Without CDSC	(44.59)%	(4.44)%	12/30/04
Class C With CDSC	(45.14)%	(4.44)%	12/30/04

Average Annual Returns as of April 30, 20091

	1 Year	Since Inception	Inception Date
Common Class	(45.88)%	(3.27)%	12/30/04
Class A Without Sales Charge	(46.00)%	(3.52)%	12/30/04
Class A With Maximum Sales Charge	(47.63)%	(4.20)%	12/30/04
Class C Without CDSC	(46.38)%	(4.20)%	12/30/04
Class C With CDSC	(46.91)%	(4.20)%	12/30/04

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 0.83% for Common Class shares, 1.09% for Class A shares and 1.84% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Common Class shares, 0.95% for Class A shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 3.00%), was (18.01)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was (16.53)%.

3  The Dow Jones-AIG Commodity Index Total Return is composed of futures contracts on 19 physical commodities. Investors cannot invest directly in an index.

4  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

5  An index does not have transaction costs; investors may not invest directly in an index.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended April 30, 2009.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended April 30, 2009

Actual Fund Return	Common Class	Class A	Class C
Beginning Account Value 11/1/08	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/09	$847.70	$845.60	$843.10
Expenses Paid per $1,000*	$3.21	$4.35	$7.77
Hypothetical 5% Fund Return
Beginning Account Value 11/1/08	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/09	$1,021.32	$1,020.08	$1,016.36
Expenses Paid per $1,000*	$3.51	$4.76	$8.50
	Common Class	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2009 (unaudited)

Sector Breakdown*

United States Agency Obligations	58.76%
Wholly-Owned Subsidiary	19.38%
Commercial Paper	10.16%
Commodity Indexed Structured Notes	6.96%
Variable Rate Corporate Obligations	2.75%
United States Treasury Obligations	1.97%
Short-Term Investment	0.02%
Total	100.00%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Commodity Return Strategy Fund
Schedule of Investments
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMERCIAL PAPER (10.1%)
CORPORATES (10.1%)
$14,000	Deere & Co.	(A-1, P-1)	05/05/09	0.480	$13,999,253
12,000	Deere & Co.	(A-1, P-1)	05/12/09	0.520	11,998,093
23,000	Emerson Electric Co.	(A-1, P-1)	05/11/09	0.330	22,997,892
5,000	Pfizer, Inc.	(A-1+, P-1)	06/05/09	0.350	4,998,299
16,000	The Coca-Cola Co.	(A-1, P-1)	05/04/09	0.350	15,999,533
18,500	United Parcel Service	(A-1+, P-1)	05/01/09	0.270	18,500,000
30,000	Wal-Mart Stores, Inc.	(A-1+, P-1)	06/16/09	0.250	29,990,417
TOTAL COMMERCIAL PAPER (Cost $118,483,487)					118,483,487
STRUCTURED NOTES (6.9%)
22,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa1)	03/23/10	0.283	27,119,400
15,800	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes#	(A+, Aa1)	01/13/10	0.309	16,093,880
5,300	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	01/13/10	0.869	5,395,479
20,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	01/13/10	0.869	20,360,300
12,000	Svensk AB Exportkredit, Commodity Index Linked Senior Unsecured Notes#	(AA+, Aa1)	01/13/10	0.869	12,216,180
TOTAL STRUCTURED NOTES (Cost $75,100,000)					81,185,239
VARIABLE RATE CORPORATE OBLIGATIONS (2.7%)
NON-FINANCIALS (2.7%)
16,000	Procter & Gamble Co., Series MTN, Senior Unsecured Notes#	(AA-, Aa3)	09/09/09	1.314	16,012,784
16,000	Procter & Gamble International Funding SCA, Company Guaranteed Notes#	(AA-, Aa3)	08/19/09	1.466	16,024,448
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $32,000,000)					32,037,232
UNITED STATES AGENCY OBLIGATIONS (58.4%)
50,000	Fannie Mae#	(AAA, Aaa)	02/12/10	1.167	50,186,900
12,800	Fannie Mae Discount Notes	(AAA, Aaa)	05/13/09	0.170	12,799,275
3,700	Fannie Mae Discount Notes	(AAA, Aaa)	06/02/09	0.160	3,699,474
44,250	Fannie Mae Discount Notes	(AAA, Aaa)	06/15/09	0.223	44,237,670
5,300	Fannie Mae Discount Notes	(AAA, Aaa)	07/01/09	0.280	5,298,786
2,500	Fannie Mae Discount Notes	(AAA, Aaa)	11/16/09	0.770	2,495,923
7,500	Fannie Mae Series BB Discount Notes	(AAA, Aaa)	05/28/09	0.170	7,499,044
5,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/04/09	0.352	4,999,853
12,600	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/05/09	0.370	12,599,482
3,200	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/06/09	0.390	3,199,827
20,400	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/15/09	0.280	20,397,776
11,900	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/26/09	0.240	11,898,017
62,900	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/29/09	0.140	62,893,151
19,915	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/02/09	0.279	19,910,068
6,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/05/09	0.240	5,998,600
19,200	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/08/09	0.160	19,196,757
17,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/10/09	0.140	17,497,278

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Schedule of Investments (continued)
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS
$63,900	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/12/09	0.257	$63,880,847
29,300	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/15/09	0.180	29,293,407
6,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/16/09	0.220	5,998,313
2,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/18/09	0.240	1,999,360
14,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/22/09	0.125	14,497,386
2,600	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/26/09	0.140	2,599,434
36,600	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/15/09	0.165	36,589,715
35,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/24/09	0.150	34,988,975
365	Federal Home Loan Bank Discount Notes‡‡	(AAA, Aaa)	07/28/09	0.520	364,880
50,000	Federal Home Loan Banks#	(AAA, Aaa)	02/10/10	1.171	50,180,550
33,000	Federal Home Loan Banks Series 1#	(AAA, Aaa)	07/10/09	0.964	33,048,972
34,000	Federal Home Loan Banks Series 1#	(AAA, Aaa)	01/14/11	1.081	34,052,258
32,900	Federal Home Loan Mortgage Corp.#	(AAA, Aaa)	07/12/10	1.039	32,995,969
1,100	Freddie Mac Discount Notes	(AAA, Aaa)	06/05/09	0.310	1,099,668
3,500	Freddie Mac Discount Notes	(AAA, Aaa)	06/17/09	0.120	3,499,452
11,000	Freddie Mac Discount Notes	(AAA, Aaa)	06/22/09	1.411	10,977,576
3,000	Freddie Mac Discount Notes	(AAA, Aaa)	07/13/09	0.460	2,999,178
21,500	Freddie Mac Series RB Discount Notes	(AAA, Aaa)	05/12/09	0.200	21,498,686
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $684,784,136)					685,372,507
UNITED STATES TREASURY OBLIGATIONS (2.0%)
17,200	United States Treasury Bills	(AAA, Aaa)	06/04/09	0.170	17,197,246
5,800	United States Treasury Bills	(AAA, Aaa)	06/25/09	0.225	5,798,011
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $22,995,257)					22,995,257
SHORT-TERM INVESTMENT (0.0%)
282	State Street Bank and Trust Co. Euro Time Deposit (Cost $282,000)		05/01/09	0.010	282,000
Number of Shares
WHOLLY-OWNED SUBSIDIARY (19.2%)
129,266,168	Credit Suisse Cayman Commodity Fund I, Ltd.^ (Cost $393,147,178)				226,038,074
TOTAL INVESTMENTS AT VALUE (99.3%) (Cost $1,326,792,058)					1,166,393,796
OTHER ASSETS IN EXCESS OF LIABILITIES (0.7%)					7,794,818
NET ASSETS (100.0%)					$1,174,188,614

INVESTMENT ABBREVIATION

MTN  = Medium Term Note

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

#  Variable rate obligations — The interest rate is the rate as of April 30, 2009.

‡‡  Collateral segregated at broker.

^  Affiliated issuer. See Note 3.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statement of Assets and Liabilities
April 30, 2009 (unaudited)

Assets
Investments at value (Cost $933,644,880) (Note 2)	$940,355,722
Investment in wholly-owned subsidiary at value (Cost $393,147,178) (Note 2)	226,038,074
Cash	665
Receivable for fund shares sold	8,936,958
Interest receivable	603,483
Prepaid expenses and other assets	82,689
Total Assets	1,176,017,591
Liabilities
Advisory fee payable (Note 3)	363,303
Administrative services fee payable (Note 3)	162,676
Shareholder servicing/Distribution fee payable (Note 3)	45,635
Payable for fund shares redeemed	1,021,295
Trustees' fee payable	5,464
Other accrued expenses payable	230,604
Total Liabilities	1,828,977
Net Assets
Capital stock, $.001 par value (Note 6)	161,959
Paid-in capital (Note 6)	1,540,973,694
Accumulated net investment loss	(1,317,832)
Accumulated net realized loss on investments	(205,230,945)
Net unrealized depreciation from investments	(160,398,262)
Net Assets	$1,174,188,614
Common Shares
Net assets	$982,242,844
Shares outstanding	135,456,627
Net asset value, offering price and redemption price per share	$7.25
A Shares
Net assets	$180,916,130
Shares outstanding	24,977,053
Net asset value and redemption price per share	$7.24
Maximum offering price per share (net asset value/(1-3.00%))	$7.46
C Shares
Net assets	$11,029,640
Shares outstanding	1,524,999
Net asset value and offering price per share	$7.23

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statement of Operations
For the Six Months Ended April 30, 2009 (unaudited)

Investment Income (Note 2)
Interest	$5,205,975
Expenses
Investment advisory fees (Note 3)	2,158,389
Administrative services fees (Note 3)	588,196
Shareholder servicing/Distribution fees (Note 3)
Class A	202,736
Class C	53,636
Transfer agent fees (Note 3)	599,513
Registration fees	59,655
Printing fees (Note 3)	55,474
Legal fees	51,413
Custodian fees	26,825
Audit and tax fees	21,274
Insurance expense	19,355
Directors' fees	8,199
Commitment fees (Note 4)	7,939
Miscellaneous expense	4,148
Total expenses	3,856,752
Less: fees waived (Note 3)	(578,636)
Net expenses	3,278,116
Net investment income	1,927,859
Net Realized and Unrealized Gain (Loss) from Investments
Net realized loss from investments	(76,615,619)
Net realized loss from investment in wholly-owned subsidiary	(102,455,171)
Net change in unrealized appreciation (depreciation) from investments	30,112,218
Net change in unrealized appreciation (depreciation) from investment in wholly-owned subsidiary[1]	38,702,249
Net realized and unrealized loss from investments	(110,256,323)
Net decrease in net assets resulting from operations	$(108,328,464)

1  There was no income recognized from the investment in wholly-owned subsidiary.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
From Operations
Net investment income	$1,927,859	$19,477,531
Net realized loss from investments and futures contracts	(179,070,790)	(24,763,171)
Net change in unrealized appreciation (depreciation) from investments and futures contracts	68,814,467	(291,242,412)
Net decrease in net assets resulting from operations	(108,328,464)	(296,528,052)
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(4,735,065)	(16,903,757)
Class A shares	(912,653)	(6,152,728)
Class C shares	(43,429)	(259,429)
Distributions from net realized gains
Common Class shares	—	(2,783,387)
Class A shares	—	(1,267,330)
Class C shares	—	(83,565)
Net decrease in net assets resulting from dividends and distributions	(5,691,147)	(27,450,196)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	955,727,497	768,631,714
Reinvestment of dividends and distributions	4,254,600	15,375,532
Net asset value of shares redeemed	(371,981,638)[1]	(577,532,354)[2]
Net increase in net assets from capital share transactions	588,000,459	206,474,892
Net increase (decrease) in net assets	473,980,848	(117,503,356)
Net Assets
Beginning of period	700,207,766	817,711,122
End of period	$1,174,188,614	$700,207,766
Undistributed net investment income (loss)	$(1,317,832)	$2,445,456

1  Net of $240,902 of redemption fees retained by the Fund.

2  Net of $178,959 of redemption fees retained by the Fund.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Common Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,			For the Period Ended
	(unaudited)	2008	2007	2006	October 31, 2005[1]
Per share data
Net asset value, beginning of period	$8.61	$12.16	$10.98	$11.47	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.02	0.25	0.50	0.48	0.23
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(1.33)	(3.44)	1.11	0.05	1.39
Total from investment operations	(1.31)	(3.19)	1.61	0.53	1.62
REDEMPTION FEES	0.00[3]	0.00[3]	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.05)	(0.30)	(0.43)	(0.40)	(0.15)
Distributions from net realized gains	—	(0.06)	—	(0.62)	—
Total dividends and distributions	(0.05)	(0.36)	(0.43)	(1.02)	(0.15)
Net asset value, end of period	$7.25	$8.61	$12.16	$10.98	$11.47
Total return[4]	(15.23)%	(27.08)%	15.07%	4.72%	16.25%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$982,243	$515,476	$537,211	$125,163	$48,207
Ratio of expenses to average net assets	0.70%[5]	0.70%	0.70%	0.70%	0.70%[5]
Ratio of net investment income to average net assets	0.47%[5]	1.92%	4.37%	4.29%	2.53%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.13%[5]	0.07%	0.11%	0.25%	0.80%[5]
Portfolio turnover rate	20%	109%	32%	60%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,			For the Period Ended
	(unaudited)	2008	2007	2006	October 31, 2005[1]
Per share data
Net asset value, beginning of period	$8.61	$12.15	$10.97	$11.45	$10.00
INVESTMENT OPERATIONS
Net investment income[2]	0.01	0.23	0.46	0.45	0.23
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(1.34)	(3.44)	1.13	0.06	1.36
Total from investment operations	(1.33)	(3.21)	1.59	0.51	1.59
REDEMPTION FEES	0.00[3]	0.00[3]	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.27)	(0.41)	(0.37)	(0.14)
Distributions from net realized gains	—	(0.06)	—	(0.62)	—
Total dividends and distributions	(0.04)	(0.33)	(0.41)	(0.99)	(0.14)
Net asset value, end of period	$7.24	$8.61	$12.15	$10.97	$11.45
Total return[4]	(15.44)%	(27.20)%	14.80%	4.51%	15.91%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$180,916	$171,619	$263,657	$223,377	$108,431
Ratio of expenses to average net assets	0.95%[5]	0.95%	0.95%	0.95%	0.95%[5]
Ratio of net investment income to average net assets	0.41%[5]	1.76%	4.13%	4.04%	2.28%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.14%[5]	0.08%	0.11%	0.25%	0.80%[5]
Portfolio turnover rate	20%	109%	32%	60%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2009	For the Year Ended October 31,			For the Period Ended
	(unaudited)	2008	2007	2006	October 31, 2005[1]
Per share data
Net asset value, beginning of period	$8.61	$12.15	$10.97	$11.43	$10.00
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.01)	0.12	0.38	0.37	0.17
Net gain (loss) on investments, futures contracts and swap contracts (both realized and unrealized)	(1.34)	(3.43)	1.12	0.06	1.36
Total from investment operations	(1.35)	(3.31)	1.50	0.43	1.53
REDEMPTION FEES	—	0.00[3]	0.00[3]	0.00[3]	—
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.03)	(0.17)	(0.32)	(0.27)	(0.10)
Distributions from net realized gains	—	(0.06)	—	(0.62)	—
Total dividends and distributions	(0.03)	(0.23)	(0.32)	(0.89)	(0.10)
Net asset value, end of period	$7.23	$8.61	$12.15	$10.97	$11.43
Total return[4]	(15.69)%	(27.76)%	13.94%	3.78%	15.29%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$11,030	$13,113	$16,843	$14,577	$5,094
Ratio of expenses to average net assets	1.70%[5]	1.70%	1.70%	1.70%	1.70%[5]
Ratio of net investment income to average net assets	(0.24)%[5]	0.97%	3.38%	3.29%	1.53%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.14%[5]	0.07%	0.11%	0.25%	0.80%[5]
Portfolio turnover rate	20%	109%	32%	60%	0%

1  For the period December 30, 2004 (inception date) through October 31, 2005.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements
April 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Fund was organized as a statutory trust under the laws of the State of Delaware on May 19, 2004.

The Fund is authorized to offer three classes of shares: Common Class shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Class A shares are sold subject to a front-end sales charge of 3.00%. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$—	$—
Level 2 – Other Significant Observable Inputs	1,166,393,796	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$1,166,393,796	$—

*Other financial instruments include futures, forwards and swap contracts.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships ("Qualifying Income"). The Fund may seek to track the performance of the Dow Jones-AIG Commodity Index ("DJ-AIG Index") through investing in structured notes designed to track the performance of the DJ-AIG Index. The Fund has received a private letter ruling from the IRS which confirms that the Fund's use of certain types of structured notes designed to track the performance of the DJ-AIG Index produce Qualifying Income. In addition, the Fund may, through its investment in the Credit Suisse Cayman Commodity Fund I, Ltd., a wholly owned and controlled Cayman Islands subsidiary, ("the Subsidiary"), seek to track the performance of the DJ-AIG Index by the Subsidiary's investments in commodity-linked swaps and/or futures contracts. The Fund has obtained a private letter ruling from the IRS that its investment in the Subsidiary will produce Qualifying Income. If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into either a short-term variable rate time deposit

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. At April 30, 2009, the Fund had no open futures contracts.

H) SWAPS — The Fund may enter into commodity index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into commodity index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2009, the Fund had no outstanding swap contracts.

I) COMMODITY INDEX-LINKED NOTES — The Fund may invest in structured notes whose value is based on the price movements of a commodity index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Net payments are recorded as interest income. These notes are subject to prepayment, credit and interest risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At April 30, 2009, the value of these securities comprised 6.9% of the Fund's net assets and resulted in unrealized appreciation of $6,085,239.

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the six months ended April 30, 2009, the Fund had no securities out on loan.

K) OTHER — The Fund may invest in securities of foreign countries and governments which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency controls or punitive taxes). Other risks of investing in foreign securities include liquidity and valuation risks.

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Statement of Assets and Liabilities.

The Fund may be subject to taxes imposed by countries in which it invests with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income is earned or gains are realized.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the six months ended April 30, 2009, investment advisory fees earned and voluntarily waived were $2,158,389 and $578,636, respectively. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the six months ended April 30, 2009, co-administrative services fees earned by CSAMSI were $388,510.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2009, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $199,686.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class C shares. Common Class shares are not subject to distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the six months ended April 30, 2009, the Fund reimbursed Credit Suisse $202,455, which is included in the Fund's transfer agent expense.

For the six months ended April 30, 2009, CSAMSI and its affiliates advised the Fund that it retained $28,433 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2009, Merrill was paid $20,637 for its services to the Fund.

Investment in Cayman Commodity Fund I, Ltd. The Fund may invest up to 25% of its total assets in the Subsidiary, which invests primarily in commodity and financial futures and options contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by Credit Suisse.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Schedule of Investments. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities and Fund's Statement of Operations.

For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund's investment company taxable income.

	Beginning Shares	Additions	Reductions	Ending Shares	Dividend Income	Value of affiliates at 04/30/09
Credit Suisse Cayman Commodity Fund I, Ltd.	49,006,452	89,127,716	(8,868,000)	129,266,168	$—	$226,038,074

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At April 30, 2009, and during the six months ended April 30, 2009, the Fund had no borrowings under the Credit Facility.

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2009, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$251,100,000	$94,498,333	$66,900,000	$0

At April 30, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $1,326,792,058, $6,710,842, $(167,109,104) and $(160,398,262), respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund currently offers Common Class, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Common Class
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	117,843,319	$862,490,718	48,965,305	$611,420,787
Shares issued in reinvestment of dividends and distributions	449,506	3,404,413	743,407	9,033,819
Shares redeemed	(42,689,370)	(314,165,148)	(34,018,595)	(400,006,282)
Net increase	75,603,455	$551,729,983	15,690,117	$220,448,324
	Class A
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	12,547,287	$91,535,373	11,553,171	$149,151,878
Shares issued in reinvestment of dividends and distributions	106,737	811,197	494,587	6,036,476
Shares redeemed	(7,614,151)	(56,086,345)	(13,812,455)	(171,388,834)
Net increase (decrease)	5,039,873	$36,260,225	(1,764,697)	$(16,200,480)

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 6. Capital Share Transactions

	Class C
	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	230,637	$1,701,406	611,211	$8,059,049
Shares issued in reinvestment of dividends and distributions	5,130	38,990	25,369	305,237
Shares redeemed	(233,262)	(1,730,145)	(500,527)	(6,137,238)
Net increase	2,505	$10,251	136,053	$2,227,048

A redemption fee of 2% of the value of Common Class shares, Class A shares and Class C shares redeemed or exchanged within 30 days from the date of purchase is charged to shareholders. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends and distributions are redeemed first, followed by the shares held longest.

On April 30, 2009, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	2	59%
Class A	1	54%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities

Credit Suisse Commodity Return Strategy Fund
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 8. Recent Accounting Pronouncements

("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Trustees, including the Independent Trustees, at a meeting held on November 18 and 19, 2008, considered the following factors with respect to the Credit Suisse Commodity Return Strategy Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.50% ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.36% paid by the Fund after taking waivers and reimbursements into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and expense reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in Credit Suisse's business as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied and performance achieved in seeking best execution and reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Credit Suisse Commodity Return Strategy Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee and Net Advisory Fee were both below the median fees of the Expense Group, and the Board considered the fees to be reasonable.

•  The Fund commenced operations on December 30, 2004 and therefore performance information was shown only for the one, two and three year periods. Fund performance was below the median for the one, two and three year periods in the Performance Group, as well as the one and two year periods in the Performance Universe, even though it was slightly above the median for the three year period in the Performance Universe. The Board noted that the Performance Group was limited to funds that, like the Fund, invested primarily in commodity-related investments, while the Performance Universe was composed of all retail and institutional diversified equity funds, not just commodity funds. The Board determined it would monitor steps undertaken by Credit Suisse to improve performance.

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the amount of the Contractual Advisory Fee and Net Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At Credit Suisse, we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds, Credit Suisse Institutional Funds, and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by Credit Suisse Asset Management, LLC.

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 12, 2009.

Credit Suisse Commodity Return Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

■  CREDIT SUISSE
CAYMAN COMMODITY FUND I, LTD.

for the Six Months Ended April 30, 2009
(unaudited)

Credit Suisse Cayman Commodity Fund I, Ltd.
Schedule of Investments
April 30, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES AGENCY OBLIGATIONS (63.2%)
$6,300	Fannie Mae Discount Notes	(AAA, Aaa)	06/15/09	0.240	$6,298,110
7,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/05/09	0.370	7,499,692
2,400	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/06/09	0.210	2,399,930
8,300	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	05/15/09	0.350	8,298,872
3,770	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/02/09	0.250	3,769,162
11,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/05/09	0.240	10,997,433
15,600	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/12/09	0.254	15,595,375
2,900	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/15/09	0.180	2,899,347
22,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/16/09	0.220	21,993,816
12,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/18/09	0.240	12,496,000
12,500	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/19/09	0.240	12,495,917
4,100	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/22/09	0.170	4,098,993
11,300	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	06/23/09	0.170	11,297,172
6,600	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/15/09	0.179	6,598,145
3,000	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	07/24/09	0.150	2,999,055
2,700	Federal Home Loan Bank Discount Notes‡‡	(AAA, Aaa)	07/28/09	0.520	2,699,109
10,300	Freddie Mac Discount Notes	(AAA, Aaa)	06/05/09	0.310	10,296,896
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $142,729,772)					142,733,024
UNITED STATES TREASURY OBLIGATION (5.0%)
11,400	United States Treasury Bills (Cost $11,396,090)	(AAA, Aaa)	06/25/09	0.225	11,396,090
SHORT-TERM INVESTMENT (0.1%)
274	State Street Bank and Trust Co. Euro Time Deposit (Cost $274,000)		05/01/09	0.010	274,000
TOTAL INVESTMENTS AT VALUE (68.3%) (Cost $154,399,862)					154,403,114
OTHER ASSETS IN EXCESS OF LIABILITIES (31.7%)					71,634,960
NET ASSETS (100.0%)					$226,038,074

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡‡  Collateral segregated for futures contracts.

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Statement of Assets and Liabilities
April 30, 2009 (unaudited)

Assets
Investments at value (Cost $154,399,862) (Note 2)	$154,403,114
Cash	238
Cash segregated at brokers for futures contracts	55,852,354
Unrealized appreciation on open swap contracts	15,727,781
Other assets	133,537
Total Assets	226,117,024
Liabilities
Administrative services fee payable (Note 3)	31,754
Variation margin payable (Note 2)	28,868
Other accrued expenses payable	18,328
Total Liabilities	78,950
Net Assets
Par value of participating shares(Note 4)	129,266
Paid-in capital (Note 4)	495,270,734
Undistributed net investment income	2,420,024
Accumulated net realized loss on investments, futures contracts and swap contracts	(288,489,435)
Net unrealized appreciation from investments, futures contracts and swap contracts	16,707,485
Net Assets	$226,038,074
Shares outstanding	129,266,168
Net asset value, offering price and redemption price per share	$1.75

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Statement of Operations
For the Six Months Ended April 30, 2009 (unaudited)

Investment Income (Note 2)
Interest	$658,201
Expenses
Administrative services fees (Note 3)	52,072
Audit fees	12,000
Total expenses	64,072
Less: fees reimbursed (Note 3)	(64,072)
Net expenses	—
Net investment income	658,201
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized gain from investments	151,123
Net realized loss from futures contracts	(26,439,968)
Net realized loss from swap contracts	(60,721,592)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	22,599,325
Net realized and unrealized loss from investments, futures contracts and swap contracts	(64,411,112)
Net decrease in net assets resulting from operations	$(63,752,911)

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
From Operations
Net investment income	$658,201	$1,751,100
Net realized loss from investments, futures contracts and swap contracts	(87,010,437)	(202,044,615)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	22,599,325	(6,122,615)
Net decrease in net assets resulting from operations	(63,752,911)	(206,416,130)
From Capital Share Transactions (Note 4)
Proceeds from sale of shares	155,000,000	359,000,008
Net asset value of shares redeemed	(20,000,000)	—
Net increase in net assets from capital share transactions	135,000,000	359,000,008
Net increase in net assets	71,247,089	152,583,878
Net Assets
Beginning of period	154,790,985	2,207,107
End of period (including accumulated net investment income of $2,420,024 and $1,761,823, respectively)	$226,038,074	$154,790,985

See Accompanying Notes to Financial Statements.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements
April 30, 2009 (unaudited)

Note 1. Organization

Credit Suisse Cayman Commodity Fund I, Ltd. (the "Fund") is organized as a Cayman Islands Company. The Fund intends to carry on the business of an investment company. The Fund's investment manager is Credit Suisse Asset Management, LLC ("Credit Suisse"). As of April 30, 2009, 100% of the Fund's participating shares were owned by Credit Suisse Commodity Return Strategy Fund.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Securities, options, futures contracts and other assets (including swaps and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$—	$976,453
Level 2 – Other Significant Observable Inputs	154,403,114	15,727,781
Level 3 – Significant Unobservable Inputs	—	—
Total	$154,403,114	$16,704,234

*Other financial instruments include futures, forwards and swap contracts.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

B) INCOME TAXES — The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through June of 2027. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

payments may be required for a futures transaction. At April 30, 2009, the Fund had the following open futures contracts:

Contract Description	Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy	$985,687
Agriculture	132,071
$1,117,758
Contracts To Sell
Energy	$(16,585)
Agriculture	(124,720)
$(141,305)
Net unrealized appreciation	$976,453

E) USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SWAPS — The Fund may enter into commodity index swaps for hedging purposes or to seek to increase total return. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into commodity index swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 2. Significant Accounting Policies

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transactions exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions. At April 30, 2009, the Fund had the following outstanding swap contracts:

Currency		Notional Amount	Expiration Date	Counterparty	Receive	Pay	Unrealized Appreciation/ (Depreciation)
USD	$	143,818,764	05/26/2009	Barclays	Return on the Dow Jones — AIG Commodity Total Return Index	Fee plus Treasury Bill Rate	$2,687,452
USD	$	302,239,019	05/26/2009	Barclays	Return on the Dow Jones — AIG Commodity Total Return Index	Fee plus Treasury Bill Rate	5,082,095
USD	$	460,331,443	05/26/2009	Merrill Lynch	Return on the Dow Jones — AIG Commodity Total Return Index	Fee plus Treasury Bill Rate	7,740,391
USD	$	12,031,400	05/26/2009	Merrill Lynch	Return on the Dow Jones — AIG Commodity Total Return Index	Fee plus Treasury Bill Rate	217,843
							$15,727,781

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse recognizes that it receives compensation for performing investment advisory services for the Credit Suisse Commodity Return Strategy Fund pursuant to a separate investment advisory agreement and agrees to receive no additional compensation for rendering its services to the Fund. During the six months ended April 30, 2009, Credit Suisse voluntarily reimbursed the Fund $64,072 in Fund expenses. Reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 3. Transactions with Affiliates and Related Parties

State Street Bank and Trust Company ("SSB") serves as administrator to the Fund. For its administrative services, SSB currently receives a fee based on the Fund's average daily net assets. For the six months ended April 30, 2009, administrative services fees earned by SSB were $52,072.

Note 4. Capital Share Transactions

The Fund issued 750,000 participating shares for $7,500,000 on September 27, 2007 in conjunction with the initial capitalization of the Fund. Capital transactions were as follows:

	For the Six Months Ended April 30, 2009 (unaudited)		For the Year Ended October 31, 2008
	Shares	Value	Shares	Value
Shares sold	89,127,716	$155,000,000	48,846,217	$359,000,008
Shares redeemed	(8,868,000)	(20,000,000)	—	—
Net Increase	80,259,716	$135,000,000	48,846,217	$359,000,008

Note 5. Financial Highlights

The following represents the total return of the Fund for the six months ended April 30, 2009 and the year ended October 31, 2008, respectively. Total returns were calculated based upon the daily returns of the Fund during the periods represented. The calculation has not been annualized for reporting purposes:

	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
Total Return	(44.62)%	(77.07)%

The following represents certain financial ratios of the Fund for the periods noted. The computation of the net investment income and total expense ratios was based upon the daily net assets of the Fund during these periods. The calculations have been annualized for reporting purposes:

	For the Six Months Ended April 30, 2009 (unaudited)	For the Year Ended October 31, 2008
Ratio to Average Net Assets:
Net investment income	0.75%	2.24%
Total expenses (before expense reimbursement)	0.07%	0.09%
Total expenses (after expense reimbursement)	0.00%	0.00%

Credit Suisse Cayman Commodity Fund I, Ltd.
Notes to Financial Statements (continued)
April 30, 2009 (unaudited)

Note 6. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 7. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

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P.O. BOX 55030, BOSTON, MA 02205-5030

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  COM-SAR-0409

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates.  Shareholders of the registrant may also submit nominees that will be considered by the Committee.  Recommendations should be mailed to the registrant’s Secretary, c/o Credit Suisse Asset Management, LLC, Eleven Madison Avenue, New York, NY 10010.  Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Not applicable.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY RETURN STRATEGY FUND

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: July 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: July 6, 2009

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: July 6, 2009